Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Trade Accounts Receivable

	2018	2017
Accounts receivable from clients	32,823	19,078
Other trade accounts receivable	19,538	9,090
Allowance for expected credit losses	(7,745)	(5,048)

	44,616	23,120

Movement in the Allowance for Expected Credit Losses of Trade Receivables

The movement in the allowance for expected credit losses of trade receivables:

	2018	2017
At January 1	5,048	3,205
Charge for the year	12,257	3,943
Reversal	(3,051)	(1,227)
Write-off	(6,509)	(873)

At December 31	7,745	5,048